Related Parties Balances and Transactions (Details) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 17, 2024	Jun. 27, 2024	May 31, 2024	May 31, 2024	Dec. 31, 2024	Dec. 31, 2022
Related Parties Balances and Transactions [Line Items]
Accrued salary						$ 370,000
Accrued bonus			$ 18,000,000	$ 18,000,000
Potential bonus payable			$ 800,000
Vesting of unvested options (in Shares)		18,000
Options expiry term		10 years			10 years
Additional paid in capital.	$ 1,434,000
RSU [Member]
Related Parties Balances and Transactions [Line Items]
Shares approved the grant (in Shares)				24,000
Minimum [Member]
Related Parties Balances and Transactions [Line Items]
Cash and cash equivalents and deposits						6,000,000
Maximum [Member]
Related Parties Balances and Transactions [Line Items]
Cash and cash equivalents and deposits						$ 6,000,000
Chief Executive Officer [Member] | Mr. Alon Ben-Noon’s [Member]
Related Parties Balances and Transactions [Line Items]
Accrued salary		$ 25,000,000
Director [Member] | Mr. Alon Ben-Noon’s [Member] | RSU [Member]
Related Parties Balances and Transactions [Line Items]
Shares approved the grant (in Shares)		160,000